united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Brian Curley, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 09/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Fair Value
	COMMON STOCKS - 12.2%
	ASSET MANAGEMENT - 0.2%
4,520	Franklin Resources, Inc.	$ 201,185

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.3%
2,951	Gilead Sciences, Inc.	239,090

	CHEMICALS - 0.8%
3,223	DowDuPont, Inc.	223,128
2,443	Eastman Chemical Co.	221,067
2,463	LyondellBasell Industries N.V.	243,960
		688,155
	CONSUMER PRODUCTS - 0.4%
2,749	Altria Group, Inc.	174,342
3,375	Tyson Foods, Inc.	237,769
		412,111
	HARDWARE - 0.5%
6,806	Corning, Inc.	203,636
12,391	Hewlett Packard Enterprise Co.	182,272
		385,908
	HEALTH CARE FACILITIES & SERVICES - 0.7%
2,538	Centene Corp. *	245,602
3,248	DaVita, Inc. *	192,899
2,398	HCA Healthcare, Inc. *	190,857
		629,358
	INDUSTRIAL SERVICES - 0.3%
1,824	United Rentals, Inc. *	253,062

	HEALTHCARE - PRODUCTS 0.3%
3,984	Bank of New York Mellon Corp.	211,232

	INSURANCE - 0.7%
2,629	Aflac, Inc.	213,974
1,950	Assurant, Inc.	186,264
1,200	Berkshire Hathaway, Inc.*	219,984
		620,222
	IRON & STEEL - 0.2%
3,536	Nucor Corp.	198,157

	MEDIA - 0.4%
7,975	Discovery Communications, Inc. - Series A *	169,788
8,179	Discovery Communications, Inc. - Series C *	165,707
		335,495
	MEDICAL EQUIPMENT & DEVICES - 0.2%
4,567	Hologic, Inc. *	167,563

	METALS & MINING - 0.3%
17,389	Freeport-McMoRan, Inc.	244,142

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Fair Value
	OIL & GAS - 1.4%
2,158	Helmerich & Payne, Inc.	$ 222,598
3,830	Murphy Oil Corp.	214,786
8,401	Occidental Petroleum Corp.	223,131
25,907	ONEOK, Inc.	278,759
3,051	Valero Energy Corp.	234,713
		1,173,987
	PASSENGER TRANSPORTATION - 0.8%
3,864	American Airlines Group, Inc.	183,501
3,729	Delta Air Lines, Inc.	179,812
3,195	Southwest Airlines Co.	178,856
2,596	United Continental Holdings, Inc. *	158,044
		700,213
	RETAIL - CONSUMER STAPLES - 0.5%
8,795	Kroger Co.	176,428
2,701	Wal-Mart Stores, Inc.	211,056
		387,484
	RETAIL - DISCRETIONARY - 1.0%
210	Amazon.com, Inc. *	201,884
6,925	Bed Bath & Beyond, Inc.	162,530
3,534	Best Buy Co., Inc.	201,297
5,303	Kohl's Corp.	242,082
		807,793
	SEMICONDUCTORS - 0.6%
6,029	Intel Corp.	229,584
6,758	Micron Technology, Inc. *	265,792
		495,376
	SOFTWARE - 0.1%
1,701	Micro Focus International PLC *	54,262

	TECHNOLOGY SERVICES - 0.3%
1,954	Automatic Data Processing, Inc.	213,611

	TELECOM - 0.9%
5,531	AT&T, Inc.	216,649
8,635	CenturyLink, Inc.	163,201
3,461	Level 3 Communications, Inc. *	184,437
4,713	Verizon Communications, Inc.	233,246
		797,533
	TELECOM - 1.3%
3,776	Ameren Corp.	218,404
2,532	Consolidated Edison, Inc.	204,282
2,656	Edison International	204,963
5,692	Exelon Corp.	214,418
3,124	PG&E Corp.	212,713
		1,054,780

	TOTAL COMMON STOCKS (Cost $9,520,666)	10,270,719

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 86.8%
	LARGE-CAP - 31.1%
44,753	PowerShares QQQ Trust Series 1	$ 6,509,324
203,575	ProShares Ultra S&P500	19,693,845
		26,203,169
	MID-CAP - 7.4%
30,638	iShares S&P Mid-Cap 400 Growth ETF	6,199,906

	SMALL-CAP - 24.2%
113,712	iShares Russell 2000 Growth ETF	20,349,900

	TECHNOLOGY - 24.1%
315,175	iShares Russell 2000 Growth ETF	20,240,538

	TOTAL EXCHANGE TRADED FUNDS (Cost $59,756,041)	72,993,513

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
952,528	BlackRock Liquidity Funds FedFund Portfolio, 0.64% + (Cost $952,528)	952,528

	TOTAL INVESTMENTS - 100.1% (Cost $70,229,235) (a)	$ 84,216,760
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(53,708)
	NET ASSETS - 100.0%	$ 84,163,052

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,690,094 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 14,543,150
	Unrealized Depreciation:	(1,016,484)
	Net Unrealized Appreciation:	$ 13,526,666

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
* Non-income producing security.
ETF - Exchange Traded Fund.
N.V. - Naamloze Vennootschap.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,270,719	$ -	$ -	$ 10,270,719
Exchange Traded Funds	72,993,513	-	-	72,993,513
Short-Term Investment	952,528	-	-	952,528
Total	$ 84,216,760	$ -	$ -	$ 84,216,760

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Fair Value
	COMMON STOCKS - 120.8%
	AUTOMOTIVE - 5.3%
613,180	Ford Motor Co.	$ 7,339,765
196,730	General Motors Co.	7,943,957
		15,283,722
	BIOTECHNOLOGY & PHARMACEUTICAL - 11.0%
95,791	AbbVie, Inc.	8,511,988
39,855	Amgen, Inc.	7,430,965
24,842	Biogen, Inc. *	7,778,527
97,061	Gilead Sciences, Inc.	7,863,882
		31,585,362
	CHEMICALS - 8.1%
109,111	DowDuPont, Inc.	7,553,755
82,680	Eastman Chemical Co.	7,481,713
82,299	LyondellBasell Industries N.V.	8,151,716
		23,187,184
	CONSUMER PRODUCTS - 4.5%
94,323	Altria Group, Inc.	5,981,965
165,755	Archer-Daniels-Midland Co.	7,046,245
		13,028,210
	CONTAINERS & PACKAGING - 2.4%
122,962	International Paper Co.	6,986,701

	ELECTRICAL EQUIPMENT - 4.9%
116,757	Emerson Electric Co.	7,337,010
88,584	Eaton Corp PLC	6,802,364
		14,139,374
	HARDWARE - 7.1%
222,310	Cisco Systems, Inc.	7,476,285
227,913	Corning, Inc.	6,819,157
181,852	Seagate Technology PLC	6,032,031
		20,327,473
	INSURANCE - 9.6%
87,999	Aflac, Inc.	7,162,239
66,181	Assurant, Inc.	6,321,609
154,554	Progressive Corp.	7,483,505
63,028	Prudential Financial, Inc.	6,701,137
		27,668,490
	IRON & STEEL - 2.3%
118,191	Nucor Corp.	6,623,424

	MEDICAL EQUIPMENT & DEVICES - 2.4%
67,640	Varian Medical Systems, Inc. *	6,768,058

	OIL & GAS - 12.6%
128,258	Helmerich & Payne, Inc.	6,683,524
261,759	Murphy Oil Corp.	6,952,319
114,508	Occidental Petroleum Corp.	7,352,559

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Fair Value
	OIL & GAS (continued) - 12.6%
25,907	ONEOK, Inc.	$ 7,346,646
3,051	Valero Energy Corp.	7,908,096
		36,243,144
	PASSENGER TRANSPORTATION - 4.2%
77,029	Alaska Air Group, Inc.	5,875,002
129,639	Delta Air Lines, Inc.	6,251,193
		12,126,195
	RETAIL - CONSUMER STAPLES - 9.7%
85,935	CVS Health Corp.	6,988,234
299,081	Kroger Co.	5,999,565
131,920	Target Corp.	7,784,599
91,281	Wal-Mart Stores, Inc.	7,132,697
		27,905,095
	RETAIL - DISCRETIONARY - 5.0%
174,927	Kohl's Corp.	7,985,417
293,320	Macy's, Inc.	6,400,242
		14,385,659
	SEMICONDUCTORS - 2.7%
203,645	Intel Corp.	7,754,802

	SPECIALTY FINANCE - 2.2%
418,487	Navient Corp.	6,285,675

	TECHNOLOGY SERVICES - 5.1%
66,225	Automatic Data Processing, Inc.	7,239,717
181,143	Nielsen Holdings PLC	7,508,377
		14,748,094
	TELECOM - 9.3%
182,150	AT&T, Inc.	7,134,816
296,114	CenturyLink, Inc.	5,596,555
118,035	Level 3 Communications, Inc. *	6,290,085
154,279	Verizon Communications, Inc.	7,635,268
		26,656,724
	UTILITIES - 12.4%
633,747	AES Corp.	6,983,892
251,403	CenterPoint Energy, Inc.	7,343,482
194,188	Exelon Corp.	7,315,062
181,638	PPL Corp.	6,893,162
145,705	Southern Co.	7,159,944
		35,695,542

	TOTAL COMMON STOCKS (Cost $329,090,882)	347,398,928

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Fair Value
	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND - 3.6%
10,362,966	BlackRock Liquidity Funds FedFund Portfolio, 0.64% + (Cost $10,362,966)	10,362,966

	TOTAL INVESTMENTS - 124.4% (Cost $339,453,848) (a)	$ 357,761,894
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.4)%	(70,233,099)
	NET ASSETS - 100.0%	$ 287,528,795

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $340,067,733 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 26,876,950
	Unrealized Depreciation:	(9,182,789)
	Net Unrealized Appreciation:	$ 17,694,161

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
* Non-income producing security.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of September 30, 2017. These securities amounted to $175,069,159.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 347,398,928	$ -	$ -	$ 347,398,928
Short-Term Investment	10,362,966	-	-	10,362,966
Total	$ 357,761,894	$ -	$ -	$ 357,761,894

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.0%
	AGGREGATE BOND - 10.6%
84,170	iShares Core U.S. Aggregate Bond ETF	$ 9,224,190

	CORPORATE - 21.6%
135,006	iShares iBoxx $ High Yield Corporate Bond ETF	11,983,133
245,372	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,863,055
		18,846,188
	INDEX RELATED - 15.3%
262,059	SPDR Bloomberg Barclays Convertible Securities ETF	13,383,353

	LARGE-CAP - 17.5%
347,365	ALPS Sector Dividend Dogs ETF	15,308,375

	PREFERRED - 6.2%
138,421	ALPS Sector Dividend Dogs ETF	5,372,119

	SMALL-CAP - 12.9%
134,372	WisdomTree SmallCap Dividend ETF	11,291,279

	UTILITIES - 14.9%
97,827	iShares US Utilities ETF	13,002,187

	TOTAL EXCHANGE TRADED FUNDS (Cost $83,825,928)	86,427,691

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
1,004,418	BlackRock Liquidity Funds FedFund Portfolio, 0.64% + (Cost $1,004,418)	1,004,418

	TOTAL INVESTMENTS - 100.1% (Cost $84,830,346) (a)	$ 87,432,109
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(83,365)
	NET ASSETS - 100.0%	$ 87,348,744

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $84,830,346 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,601,763
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 2,601,763

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
ETF - Exchange Traded Fund.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 86,427,691	$ -	$ -	$ 86,427,691
Short-Term Investment	1,004,418	-	-	1,004,418
Total	$ 87,432,109	$ -	$ -	$ 87,432,109

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 11/28/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2017